UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21508

Equipointe Funds

(Exact name of registrant as specified in charter)

200 Mansell Court E., Suite 430,  Roswell, GA     30076

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

Equipointe Growth and Income Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Number of
Shares				Value
	COMMON STOCK		34.24%

		AEROSPACE/DEFENSE	0.36%
1,000		Raytheon Co.		$ 45,070

		AUTO/TRUCK - ORGINIAL EQUIPMENT	1.14%
2,000		Noble Corp.		143,500

		BEVERAGES - ALCOHOLIC	1.40%
2,000		Fomento Economico ADR		175,600

		BUILDING - CEMENT CONSTRUCTION	1.15%
5,100		Cemex SA de CV*		144,432

		DIVERSIFIED OPERATIONS	1.43%
2,000		Textron, Inc.		179,820

		ELECTRONIC PRODUCTS - MISCELLANEOUS	1.17%
3,000		Ceradyne, Inc.*		146,670

		FINANCE - CONSUMER LOANS	0.75%
4,000		Capitalsource, Inc.		94,360

		FINANCE - REIT	6.00%
1,469		Avalonbay Communities		171,755
6,000		Biomed Realty Trust, Inc.		178,860
3,000		General Growth Properties		136,920
5,000		Truststreet Properties, Inc.		66,550
5,000		Weingarten Realty Invetsors		199,800
				753,885
		FOOD - FLOUR & GRAIN	0.35%
1,000		Archer Daniels Midland		44,000

		MEDICAL - DENTAL SERVICES	1.52%
3,000		Covance, Inc.*+		191,280

		MEDICAL - BIOMEDICAL/GENETICS	1.88%
4,000		LifeCell Corp.*		114,280
5,000		Myriad Genetics, Inc.*+		123,100
				237,380

		METAL ORES	3.98%
6,000		Barrick Gold Corp.		184,800
5,000		Goldcorp, Inc.		146,350
4,000		BHP Billiton Ltd. - Spon ADR		168,800
				499,950

		OIL & GAS - CANADIAN INTERGRATED	1.42%
4,000		Petro Canada		179,000

		OIL & GAS - FIELD SERVICES	3.07%
3,000		Oceaneering International, Inc.*+		131,160
3,000		Schlumberger Ltd.		200,550
1,600		Superior Energy Services, Inc.*		54,800
				386,510

		OIL & GAS MACHINERY	0.07%
100		Dril-Quip, Inc.		8,449

		OIL & GAS U.S. EXPLORATION AND PRODUCTION	0.59%
3,000		Parallel Petroleum Corp.*		74,880

		OIL & GAS REFINING & MARKETING	1.13%
2,100		Valero Energy Corp.+		141,603

		RETAIL - FINANCE	4.52%
4,100		Equity Residential		190,691
4,000		Liberty Property Trust		187,400
8,000		Nationswide Health Properties		189,760
				567,851

		STEEL	1.25%
1,600		Carpenter Technology Corp.		157,440

		TELECOMMUNICATIONS - EQUIPMENT	1.06%
6,000		Polycom, Inc.*		133,200

	TOTAL COMMON STOCK (Cost $4,204,050)			4,304,880

	TOTAL INVESTMENTS (Cost $4,204,050)		34.24%	4,304,880
	Cash and Other Assets less Liabilities		65.76%	8,267,535

	TOTAL NET ASSETS		100.00%	$ 12,572,415

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

				Unrealized
Number of				Appreciation/
Contracts	FUTURES CONTRACTS			(Depreciation)
42		E-Mini NASDAQ 100 Contracts maturing
		Sep 2006 (Underlying Face Amount at
		Value $1,275,750)		$ 41,790
21		E-Mini S&P 500 Contracts maturing
		Sep 2006 (Underlying Face Amount at
		Value $1,345,890)		6,615
(100)		E-Mini Russell Contracts maturing
		Sep 2006 (Underlying Face Amount at
		Value ($7,046,000)		(92,500)
	TOTAL FUTURES CONTRACTS			$ (44,095)

Equipointe Growth and Income Fund
Schedule of Call Options Written
July 31, 2006
(Unaudited)
Number of
Contracts	Security, Exercise Price, Expiration Date	Value
30	Covance Inc., $60, Aug 2006	$ 12,300
10	Myriad Genetics, Inc., $25, Aug 2006	850
30	Oceaneering International, $45, Sep 2006	8,550
21	Valero Energy Corp., $65, Aug 2006	8,568

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $29,702)	$ 30,268

Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.  Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equipointe Funds

By   /s/ Allan Westcott

       Allan Westcott, President

Date 9/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Allan Westcott

        Allan Westcott, President

Date 9/29/2006

By   /s/ Angleo Alleca

       Angleo Alleca, Treasurer

Date 9/29/2006